LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LOAN [Abstract]
Schedule of Maturities of Long-Term Loans
As of December 31, 2012, the aggregate principal annual maturities according to the loan agreement are as follows:

Repayment amount
2013 (current maturities)	$2,300
2014	2,300
2015	2,300
2016	1,550
2017	400

Total	$8,850